Property, plant and equipment - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 77.2	SFr 34.4	SFr 17.0
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 6.4	9.3
Construction in progress | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Construction in progress | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 5.3	3.8	3.8
Useful life measured as period of time, property, plant and equipment	3 years
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 7.5	6.3	4.3
Useful life measured as period of time, property, plant and equipment	2 years
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	SFr 19.7	SFr 5.3	SFr 3.0
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	8 years